UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Revenue (Note 13)	$ 55,433	$ 46,506	$ 159,890	$ 131,559
Cost of revenue (Note 14)	10,462	8,779	30,645	25,243
Gross profit	44,971	37,727	129,245	106,316
Operating expenses
General and administrative	8,384	8,317	24,715	25,218
Sales and marketing	17,759	16,221	51,087	51,041
Research and development	11,153	10,271	32,331	26,456
Share-based compensation (Note 11)	1,815	1,845	5,670	4,438
Foreign exchange loss (gain)	266	(3,092)	(544)	1,365
Depreciation and amortization (Note 5, 6 and 7)	877	1,056	2,519	2,587
Operating expenses	40,254	34,618	115,778	111,105
Operating income (loss)	4,717	3,109	13,467	(4,789)
Finance income, net (Note 9)	(623)	(1,933)	(1,839)	(6,506)
Other (income) expense, net	(1)	(2)	(16)	181
Income before income taxes	5,341	5,044	15,322	1,536
Income tax expense	382	997	496	1,918
Net income (loss)	4,959	4,047	14,826	(382)
Item that may be reclassified subsequently to income:
Exchange (gain) loss on translation of foreign operations	(761)	3,776	583	(592)
Comprehensive income	$ 5,720	$ 271	$ 14,243	$ 210
Earnings per share - basic (Note 12) (in dollars per share)	$ 0.16	$ 0.12	$ 0.49	$ (0.01)
Earnings per share - diluted (Note 12) (in dollars per share)	$ 0.16	$ 0.12	$ 0.48	$ (0.01)
Weighted average number of common shares outstanding - basic (Note 12) (in shares)	30,221,380	32,474,975	30,296,756	32,907,374
Weighted average number of common shares outstanding - diluted (Note 12) (in shares)	30,940,172	33,513,101	31,013,951	32,907,374